BALANCE SHEET	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 1,328,000
Prepaid expenses and other assets	184,000
Assets, Current, Total	1,512,000
Cash and investments held in trust account	172,579,000
Total assets	174,091,000
Current liabilities:
Accounts payable and accrued liabilities	677,000
Accrued income and franchise taxes	83,000
Total current liabilities	760,000
Other liabilities:
Derivative liability recognized in the extinguishment accounting	21,519,000
Deferred underwriting compensation	6,038,000
Total liabilities	28,317,000
Convertible preferred stock; (Series A,A-1, B, and B-1), $0.001 par value; 207,390,039 shares authorized at June 30, 2021 and December 31, 2020; 204,703,793 shares issued and outstanding at June 30, 2021 and December 31, 2020; liquidation preference of $77,100 at June 30, 2021	140,774,000
Commitments and contingencies (Note 16)
Stockholders? equity:
Preferred stock, $0.0001 par value; 1,000,000 authorized shares; none issued or outstanding
Additional paid-in-capital	16,912,000
Retained earnings (accumulated deficit)	(11,912,000)
Stockholders? deficit	5,000,000
Total liabilities, convertible preferred stock and stockholders? deficit	$ 174,091,000